Royalty, Stream and Working Interests	6 Months Ended
Jun. 30, 2024
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 8 - Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment losses and reversals, comprised the following:

			Impairment
		Accumulated	(losses)
As at June 30, 2024	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,717.5	$(775.3)	$—	$942.2
Streams	4,774.3	(3,463.5)	—	1,310.8
Energy	2,084.5	(846.5)	—	1,238.0
Advanced	406.1	(46.6)	—	359.5
Exploration	198.8	(18.2)	—	180.6
	$9,181.2	$(5,150.1)	$—	$4,031.1
1.	Accumulated depletion includes impairment losses recognized prior to the six months ended June 30, 2024.
2.	Impairment (losses) reversals recognized in the six months ended June 30, 2024.

			Impairments
		Accumulated	(losses)
As at December 31, 2023	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,709.7	$(761.0)	$—	$948.7
Streams	4,763.6	(2,235.4)	(1,169.2)	1,359.0
Energy	1,976.0	(825.5)	(4.1)	1,146.4
Advanced	444.5	(48.5)	—	396.0
Exploration	194.7	(17.7)	—	177.0
	$9,088.5	$(3,888.1)	$(1,173.3)	$4,027.1

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2023.
2.	Impairment (losses) reversals recognized in the year ended December 31, 2023 included the impairment related to Cobre Panama (refer to Note 23 (a)).

Changes in royalty, stream and working interests for the periods ended June 30, 2024 and December 31, 2023 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2023	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5
Additions	37.7	250.2	22.2	99.3	110.2	519.6
Disposals	—	—	—	(3.3)	—	(3.3)
Transfers	71.3	—	—	(75.6)	4.3	—
Impairment losses	—	(1,169.2)	(4.1)	—	—	(1,173.3)
Depletion	(40.2)	(169.4)	(60.8)	(0.3)	—	(270.7)
Impact of foreign exchange	14.1	—	7.6	4.9	0.7	27.3
Balance at December 31, 2023	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1

Balance at January 1, 2024	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1
Additions	—	10.8	132.5	8.9	13.3	165.5
Disposals	(10.8)	—	—	—	—	(10.8)
Transfers	44.8	—	—	(36.5)	(8.3)	—
Depletion	(20.5)	(59.0)	(30.4)	—	—	(109.9)
Impact of foreign exchange	(20.0)	—	(10.5)	(8.9)	(1.4)	(40.8)
Balance at June 30, 2024	$942.2	$1,310.8	$1,238.0	$359.5	$180.6	$4,031.1

Of the total net book value as at June 30, 2024, $3,059.1 million (December 31, 2023 - $2,990.9 million) is depletable and $972.0 million (December 31, 2023 - $1,036.2 million) is non-depletable.

(b)	Disposals of Royalty Interests

On March 30, 2024, Fortuna exercised its option to buy-back 0.6% of the Company’s initial 1.2% NSR on the Séguéla mine for a price of $6.5 million (A$10 million).

On January 19, 2024, EMX exercised its option to acquire a portion of the Company’s effective NSR on the Caserones mine for a price of $4.7 million.